LOANS RECEIVABLE FROM AFFILIATES - Schedule of Loan Receivable Interest Income and Foreign Exchange Impact (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans and Leases Receivable Disclosure [Line Items]
Interest income	$ 324	$ 272	$ 140
Interest expense	(3,019)	(2,966)	(2,300)
Foreign exchange gains (losses)	147	(320)	185
Sur de Texas | Joint venture
Loans and Leases Receivable Disclosure [Line Items]
Interest income	0	0	19
Interest expense	0	0	(19)
Foreign exchange gains (losses)	$ 0	$ 0	$ (28)